Equity - Share capital (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Classes of share capital
At beginning of the period	€ 248,492	€ 236,594	€ 228,928
Equity-settled share-based payment expense	266	285	47
At end of the period	255,482	248,492	236,594
Capital increase through the conversion of unavailable share premium	30,000
Capital reduction	30,000
Share capital
Classes of share capital
At beginning of the period	4,487	4,487	4,487
Increase shareholders' capital	30,000
Other movement	(30,000)
At end of the period	4,487	4,487	4,487
Share premium
Classes of share capital
At beginning of the period	233,895	233,942	233,895
Capital increase through exercise of warrants			47
Equity-settled share-based payment expense		(47)	47
Increase shareholders' capital	(30,000)
Other movement	(30,000)
At end of the period	€ 203,895	€ 233,895	€ 233,942
Total number of ordinary shares
Classes of share capital
Outstanding at January 1, (Shares)	59,067,186	59,067,186	59,067,186
Outstanding at December 31, (Shares)	59,067,186	59,067,186	59,067,186
Total number of ordinary shares | Share capital
Classes of share capital
At beginning of the period	€ 4,487	€ 4,487
At end of the period	€ 4,487	€ 4,487	€ 4,487